Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	120,716	$ 5,583,115
RTX Corp.	196,299	14,127,639
Textron, Inc.	121,579	9,500,183

		29,210,937

Air Freight & Logistics - 1.1%
FedEx Corp.	27,775	7,358,154
United Parcel Service, Inc., Class B	120,060	18,713,752

		26,071,906

Automobile Components - 0.2%
Aptiv PLC (A)	49,403	4,870,642

Automobiles - 1.7%
Tesla, Inc. (A)	155,128	38,816,128

Banks - 3.4%
Bank of America Corp.	878,932	24,065,158
Citigroup, Inc.	205,371	8,446,909
Fifth Third Bancorp	209,423	5,304,685
Truist Financial Corp.	345,276	9,878,347
US Bancorp	325,486	10,760,567
Wells Fargo & Co.	456,914	18,669,506

		77,125,172

Beverages - 2.2%
Coca-Cola Co.	491,897	27,536,394
Constellation Brands, Inc., Class A	17,290	4,345,496
Monster Beverage Corp. (A)	71,995	3,812,135
PepsiCo, Inc.	86,038	14,578,279

		50,272,304

Biotechnology - 3.1%
AbbVie, Inc.	193,575	28,854,289
Biogen, Inc. (A)	26,666	6,853,429
BioMarin Pharmaceutical, Inc. (A)	23,915	2,115,999
Neurocrine Biosciences, Inc. (A)	13,205	1,485,562
Regeneron Pharmaceuticals, Inc. (A)	17,001	13,991,143
Sarepta Therapeutics, Inc. (A)	19,248	2,333,243
Vertex Pharmaceuticals, Inc. (A)	39,355	13,685,308

		69,318,973

Broadline Retail - 3.6%
Amazon.com, Inc. (A)	647,492	82,309,183

Building Products - 1.0%
Masco Corp.	95,564	5,107,896
Trane Technologies PLC	82,132	16,665,404

		21,773,300

Capital Markets - 2.5%
Blackstone, Inc.	18,190	1,948,877
Charles Schwab Corp.	92,152	5,059,145
CME Group, Inc.	75,715	15,159,657
Intercontinental Exchange, Inc.	79,914	8,792,138
Morgan Stanley	127,374	10,402,634
Raymond James Financial, Inc.	50,655	5,087,282
S&P Global, Inc.	23,219	8,484,455
State Street Corp.	27,530	1,843,409

		56,777,597

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 2.0%
Air Products & Chemicals, Inc.	24,282	$ 6,881,519
Dow, Inc.	175,049	9,025,527
Eastman Chemical Co.	71,124	5,456,633
Linde PLC	41,884	15,595,507
LyondellBasell Industries NV, Class A	49,163	4,655,736
PPG Industries, Inc.	33,657	4,368,679

		45,983,601

Commercial Services & Supplies - 0.2%
Cintas Corp.	7,651	3,680,207

Communications Equipment - 0.2%
Motorola Solutions, Inc.	14,368	3,911,544

Consumer Finance - 0.1%
American Express Co.	22,831	3,406,157

Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	37,731	21,316,506
Walmart, Inc.	93,542	14,960,172

		36,276,678

Distributors - 0.1%
LKQ Corp.	37,887	1,875,785

Electric Utilities - 1.3%
Constellation Energy Corp.	29,967	3,268,800
NextEra Energy, Inc.	264,986	15,181,048
PG&E Corp. (A)	615,051	9,920,773

		28,370,621

Electrical Equipment - 0.6%
Eaton Corp. PLC	68,856	14,685,608

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	77,899	2,373,583
Keysight Technologies, Inc. (A)	20,397	2,698,727

		5,072,310

Energy Equipment & Services - 0.1%
Baker Hughes Co.	89,272	3,153,087

Entertainment - 0.5%
Netflix, Inc. (A)	27,060	10,217,856
Warner Bros Discovery, Inc. (A)	106,710	1,158,871

		11,376,727

Financial Services - 4.6%
Berkshire Hathaway, Inc., Class B (A)	94,705	33,175,161
FleetCor Technologies, Inc. (A)	34,505	8,810,507
Mastercard, Inc., Class A	91,200	36,106,992
Visa, Inc., Class A	112,763	25,936,618

		104,029,278

Food Products - 0.7%
Mondelez International, Inc., Class A	222,243	15,423,664

Ground Transportation - 0.9%
CSX Corp.	146,603	4,508,042
Norfolk Southern Corp.	27,442	5,404,153
Uber Technologies, Inc. (A)	99,480	4,575,085
Union Pacific Corp.	29,490	6,005,049

		20,492,329

Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	134,261	$ 13,003,178
Baxter International, Inc.	123,513	4,661,381
Becton Dickinson & Co.	17,450	4,511,348
Boston Scientific Corp. (A)	193,767	10,230,898
Dexcom, Inc. (A)	23,824	2,222,779
Intuitive Surgical, Inc. (A)	28,997	8,475,533
Medtronic PLC	87,534	6,859,164
ResMed, Inc.	8,488	1,255,121
Stryker Corp.	21,463	5,865,194

		57,084,596

Health Care Providers & Services - 3.0%
Centene Corp. (A)	95,953	6,609,243
CVS Health Corp.	46,007	3,212,209
Elevance Health, Inc.	23,137	10,074,312
Humana, Inc.	12,604	6,132,098
McKesson Corp.	10,240	4,452,864
UnitedHealth Group, Inc.	74,914	37,770,890

		68,251,616

Health Care REITs - 0.3%
Ventas, Inc.	182,315	7,680,931

Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc. (A)	5,242	16,166,066
Chipotle Mexican Grill, Inc. (A)	6,334	11,602,811
Domino’s Pizza, Inc.	4,917	1,862,510
Expedia Group, Inc. (A)	72,129	7,434,336
Marriott International, Inc., Class A	40,249	7,911,344
Royal Caribbean Cruises Ltd. (A)	12,906	1,189,159
Yum! Brands, Inc.	64,896	8,108,106

		54,274,332

Household Durables - 0.3%
Lennar Corp., Class A	18,121	2,033,720
Toll Brothers, Inc.	35,862	2,652,353
Whirlpool Corp.	9,148	1,223,088

		5,909,161

Household Products - 0.9%
Church & Dwight Co., Inc.	63,293	5,799,538
Colgate-Palmolive Co.	18,317	1,302,522
Procter & Gamble Co.	95,183	13,883,392

		20,985,452

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	127,077	23,476,205

Industrial REITs - 0.7%
Prologis, Inc.	131,544	14,760,552

Insurance - 2.0%
Aflac, Inc.	74,909	5,749,266
Chubb Ltd.	31,143	6,483,350
Globe Life, Inc.	60,068	6,531,193
Progressive Corp.	110,286	15,362,840
Travelers Cos., Inc.	75,489	12,328,108

		46,454,757

Interactive Media & Services - 6.1%
Alphabet, Inc., Class A (A)	366,737	47,991,204
Alphabet, Inc., Class C (A)	304,841	40,193,286
Meta Platforms, Inc., Class A (A)	164,182	49,289,078

		137,473,568

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.1%
Accenture PLC, Class A	51,906	$ 15,940,851
Cognizant Technology Solutions Corp., Class A	139,328	9,438,079

		25,378,930

Life Sciences Tools & Services - 1.3%
Danaher Corp.	61,136	15,167,841
Thermo Fisher Scientific, Inc.	27,810	14,076,588

		29,244,429

Machinery - 1.9%
Deere & Co.	52,932	19,975,478
Dover Corp.	37,124	5,179,169
Otis Worldwide Corp.	134,180	10,775,996
Parker-Hannifin Corp.	20,006	7,792,737

		43,723,380

Media - 1.3%
Charter Communications, Inc., Class A (A)	24,614	10,825,729
Comcast Corp., Class A	439,426	19,484,149

		30,309,878

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	85,714	3,196,275
Nucor Corp.	22,535	3,523,347

		6,719,622

Multi-Utilities - 1.1%
Ameren Corp.	19,792	1,481,035
CenterPoint Energy, Inc.	182,786	4,907,804
CMS Energy Corp.	43,868	2,329,830
Dominion Energy, Inc.	76,321	3,409,259
Public Service Enterprise Group, Inc.	217,443	12,374,681

		24,502,609

Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.	69,061	11,645,066
ConocoPhillips	194,311	23,278,458
Diamondback Energy, Inc.	88,207	13,661,500
EOG Resources, Inc.	128,930	16,343,167
Exxon Mobil Corp.	275,282	32,367,657
Marathon Oil Corp.	180,068	4,816,819

		102,112,667

Passenger Airlines - 0.2%
Delta Air Lines, Inc.	123,332	4,563,284

Personal Care Products - 0.3%
Kenvue, Inc.	307,760	6,179,821

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	317,714	18,440,121
Eli Lilly & Co.	45,989	24,702,072
Johnson & Johnson	133,579	20,804,929
Merck & Co., Inc.	105,269	10,837,443

		74,784,565

Professional Services - 0.2%
Leidos Holdings, Inc.	53,050	4,889,088

Residential REITs - 0.6%
Equity LifeStyle Properties, Inc.	61,783	3,936,195

Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Sun Communities, Inc.	39,362	$ 4,658,099
UDR, Inc.	121,718	4,341,681

		12,935,975

Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (A)	170,216	17,501,609
Analog Devices, Inc.	103,741	18,164,012
Lam Research Corp.	30,291	18,985,490
NVIDIA Corp.	164,745	71,662,428
NXP Semiconductors NV	97,794	19,550,976
Qorvo, Inc. (A)	42,511	4,058,525
Teradyne, Inc.	53,848	5,409,570
Texas Instruments, Inc.	137,852	21,919,847

		177,252,457

Software - 10.1%
Adobe, Inc. (A)	49,292	25,133,991
Cadence Design Systems, Inc. (A)	18,874	4,422,178
DocuSign, Inc. (A)	16,682	700,644
Intuit, Inc.	29,939	15,297,033
Microsoft Corp.	496,130	156,653,048
Oracle Corp.	97,797	10,358,658
Salesforce, Inc. (A)	38,648	7,837,041
ServiceNow, Inc. (A)	14,021	7,837,178

		228,239,771

Specialized REITs - 0.6%
Digital Realty Trust, Inc.	53,600	6,486,672
SBA Communications Corp.	34,334	6,872,637

		13,359,309

Specialty Retail - 2.6%
AutoNation, Inc. (A)	26,384	3,994,537
AutoZone, Inc. (A)	4,938	12,542,471
Best Buy Co., Inc.	89,425	6,212,355
Burlington Stores, Inc. (A)	21,172	2,864,572
Lowe’s Cos., Inc.	107,286	22,298,322
O’Reilly Automotive, Inc. (A)	3,347	3,041,954
TJX Cos., Inc.	92,309	8,204,424

		59,158,635

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	917,659	157,112,397
Seagate Technology Holdings PLC	115,870	7,641,627

		164,754,024

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	97,811	9,352,688

Tobacco - 0.4%
Altria Group, Inc.	65,395	2,749,860
Philip Morris International, Inc.	67,880	6,284,330

		9,034,190

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	31,744	4,445,747

Total Common Stocks (Cost $1,816,708,306)		2,221,575,977

Principal	Value
REPURCHASE AGREEMENT - 2.0%

Fixed Income Clearing Corp., 2.50% (B), dated 09/29/2023, to be repurchased at $44,330,982 on 10/02/2023. Collateralized by U.S. Government Obligations, 1.13% - 1.63%, due 09/30/2026 - 10/31/2026, and with a total value of $45,198,845.

$ 44,312,518	$ 44,312,518

Total Repurchase Agreement (Cost $44,312,518)	44,312,518

Total Investments (Cost $1,861,020,824)	2,265,888,495
Net Other Assets (Liabilities) - 0.1%	2,977,897

Net Assets - 100.0%	$ 2,268,866,392

Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	209	12/15/2023	$ 47,079,420	$ 45,201,475	$ —	$ (1,877,945)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,221,575,977	$—	$—	$2,221,575,977
Repurchase Agreement	—	44,312,518	—	44,312,518

Total Investments	$2,221,575,977	$44,312,518	$—	$2,265,888,495

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(1,877,945)	$—	$—	$(1,877,945)

Total Other Financial Instruments	$(1,877,945)	$—	$—	$(1,877,945)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 4

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5